Other Assets Details of other assets (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2017 KRW (₩)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 KRW (₩)
Other assests [Line Items]
Total	₩ 158,404	$ 148,399	₩ 128,846
Prepaid expenses
Other assests [Line Items]
Total	130,245		111,445
Advance payments
Other assests [Line Items]
Total	18,363		1,944
Non-operative assets
Other assests [Line Items]
Total	376		6,192
Others
Other assests [Line Items]
Total	₩ 9,420		₩ 9,265